Offerings	Feb. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2019 Amended and Restated Stock Option and Equity Incentive Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	3,720,163
Proposed Maximum Offering Price per Unit	56.00
Maximum Aggregate Offering Price	$ 208,329,128.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 31,895.19
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock which become issuable under the above-named plans by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. Represents an automatic increase to the number of shares available for issuance under the Registrant's Amended and Restated 2019 Stock Option and Equity Incentive Plan (the "Equity Incentive Plan"), effective as of January 1, 2024. Shares available for issuance under the Equity Incentive Plan were previously registered on Form S-8 filed with the Securities and Exchange Commission on October 29, 2019 (Registration No. 333-234365), March 23, 2020 (Registration No. 333-237350), February 25, 2021 (Registration No. 333-253531), February 24, 2022 (Registration No. 333-262996), February 28, 2023 (Registration No. 333-270096) and February 27, 2024 (Registration No. 333-277380). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act, and based on $56.00, the average of the high and low sale prices of the Registrant's common stock as reported on the Nasdaq Global Select Market on February 18, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	2019 Employee Stock Purchase Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	663,229
Proposed Maximum Offering Price per Unit	47.60
Maximum Aggregate Offering Price	$ 31,569,700.40
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,833.32
Offering Note	Pursuant to Rule 416 under the Securities Act this Registration Statement shall also cover any additional shares of common stock which become issuable under the above-named plans by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. Represents an automatic increase to the number of shares available for issuance under the Registrant's 2019 Employee Stock Purchase Plan (the "ESPP"), effective as of January 1, 2024. Shares available for issuance under the ESPP were previously registered on Form S-8 filed with the Securities and Exchange Commission on October 29, 2019 (Registration No. 333-234365), March 23, 2020 (Registration No. 333-237350), February 25, 2021 (Registration No. 333-253531), February 24, 2022 (Registration No. 333-262996), February 28, 2023 (Registration No. 333-270096) and February 27, 2024 (Registration No. 333-277380). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) of the Securities Act, and based on 85% of $56.00 the average of the high and low sale prices of the Registrant's common stock as reported on the Nasdaq Global Select Market on February 18, 2025. Pursuant to the ESPP, the purchase price of the shares of common stock reserved for issuance thereunder will be 85% of the fair market value of a share of common stock on the first trading day of the offering period or on the exercise date, whichever is less.